Earnings per Share	6 Months Ended
Jun. 30, 2014
Earnings per Share disclosure
Earnings per Share disclosure [Text Block]

8.                       EARNINGS PER SHARE

The following is a reconciliation of the net income and share data used in the basic and diluted earnings per share computations for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions, except per share amounts)	2014	2013	2014	2013

Basic and Diluted
Net income, as reported	$683	$925	$1,735	$1,821
Participating share-based awards — allocated income	(5)	(7)	(12)	(14)

Net income available to common shareholders — basic and diluted	$678	$918	$1,723	$1,807

Common Shares
Basic
Weighted average shares outstanding	343.0	375.9	346.9	376.8

Diluted
Weighted average shares outstanding	343.0	375.9	346.9	376.8
Weighted average effects of dilutive securities — stock options and performance shares	3.7	4.0	3.6	4.0

Total	346.7	379.9	350.5	380.8

Net Income per Common Share
Basic	$1.98	$2.44	$4.97	$4.80
Diluted	$1.95	$2.41	$4.91	$4.75